Consolidated Statement of Income - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [LineItems]
Interest income		$ 5,005,505,482	$ 4,637,402,945	$ 7,007,895,737
Interest expense		(1,930,459,257)	(2,508,660,787)	(4,644,460,355)
Net interest income		3,075,046,225	2,128,742,158	2,363,435,382
Commissions income		878,277,036	743,383,247	703,881,320
Commissions expense		(110,895,565)	(104,167,627)	(71,455,585)
Net commissions income		767,381,471	639,215,620	632,425,735
Subtotal (Net interest income plus Net commissions income)		3,842,427,696	2,767,957,778	2,995,861,117
Net gain from measurement of financial instruments at fair value through profit or loss		457,488,716	2,922,000,124	2,791,075,672
Profit from sold or derecognized assets at amortized cost		386,382	1,305,214	980,661
Differences in quoted prices of gold and foreign currency		25,097,623	214,709,835	2,286,617,981
Other operating income		282,134,823	281,474,220	208,797,445
Credit loss expense on financial assets		(538,422,387)	(142,213,553)	(131,684,527)
Net operating income before expenses, depreciation and amortization		4,069,112,853	6,045,233,618	8,151,648,349
Employee benefits		(954,275,901)	(925,393,014)	(797,832,185)
Administrative expenses		(446,678,069)	(481,929,116)	(470,450,558)
Depreciation and amortization of fixed assets		(178,815,285)	(181,722,120)	(166,432,836)
Other operating expenses		(924,748,627)	(880,982,382)	(920,329,569)
Operating income after expenses, depreciation and amortization		1,564,594,971	3,575,206,986	5,796,603,201
(Loss) / income from associates and joint ventures		(257,025)	2,083,651	430,021,909
Loss on net monetary position		(1,053,216,612)	(3,103,695,875)	(3,749,542,092)
Income before tax on continuing operations		511,121,334	473,594,762	2,477,083,018
Income tax on continuing operations		(220,415,500)	(44,099,600)	(808,752,038)
Net income from continuing operations		290,705,834	429,495,162	1,668,330,980
Net income for the fiscal year		290,705,834	429,495,162	1,668,330,980
Net income for the fiscal year attributable to controlling interests		289,494,680	428,193,992	1,667,326,227
Net income for the fiscal year attributable to non-controlling interests		$ 1,211,154	$ 1,301,170	$ 1,004,753
Basic earnings per share	[1]	$ 452.7535	$ 669.6673	$ 2,607.5889

[1]	The Bank does not have any financial instrument that should be considered as diluted. Therefore, basic and dilutive earning per share is the same amount.